Share-Based Payments - Summary of Weighted Average Exercise Price of Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Brazil [Member] | Ambev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	$ 3.72	$ 3.57	$ 3.81
Exercised during the year	0	0	2.36
Forfeited during the year	4.68	4.33	4.53
Outstanding at the end of December	3.89	3.72	3.57
Exercisable at the end of December	3.94	3.86	3.79
AB inBev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	76.04	64.77	71.22
Exercised during the year	29.96	16.11	46.3
Forfeited during the year	67.66	94.76	89.56
Lapsed during the year	96.27	88.1	0
Outstanding at the end of December	79.46	76.04	64.77
Exercisable at the end of December	$ 108.11	$ 102.19	$ 98.27